Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Pharmaceuticals Portfolio
November 30, 2023
PHR-NPRT3-0124
1.810707.119
Common Stocks - 98.8%
	Shares	Value ($)
Biotechnology - 19.2%
Biotechnology - 19.2%
Acelyrin, Inc. (a)	160,830	1,080,778
Acelyrin, Inc. rights (b)(c)	19,543	124,763
Allovir, Inc. (b)(d)	661,100	1,242,868
Alnylam Pharmaceuticals, Inc. (b)	14,671	2,468,396
Arcus Biosciences, Inc. (b)	244,400	3,680,664
Ascendis Pharma A/S sponsored ADR (b)	36,100	3,625,523
Avidity Biosciences, Inc. (b)	507,400	3,962,794
Beam Therapeutics, Inc. (b)(d)	134,700	3,782,376
Biogen, Inc. (b)	68,800	16,104,704
Blueprint Medicines Corp. (b)	238,200	16,588,248
Cytokinetics, Inc. (b)	156,500	5,239,620
Dyne Therapeutics, Inc. (b)	596,000	6,603,680
Galapagos NV sponsored ADR (b)	36,900	1,381,167
Generation Bio Co. (b)	715,276	808,262
Gilead Sciences, Inc.	344,900	26,419,340
Intellia Therapeutics, Inc. (b)	133,200	3,946,716
Karuna Therapeutics, Inc. (b)	11,100	2,122,431
Leap Therapeutics, Inc. warrants 1/31/26 (b)	60,600	209
Legend Biotech Corp. ADR (b)	265,600	16,153,792
Moderna, Inc. (b)	164,600	12,789,420
Monte Rosa Therapeutics, Inc. (b)(d)	796,400	2,468,840
Prothena Corp. PLC (b)(d)	75,800	2,469,564
PTC Therapeutics, Inc. (b)	295,600	6,804,712
Sarepta Therapeutics, Inc. (b)	107,100	8,705,088
Spyre Therapeutics, Inc. (e)	12,160	226,906
Xenon Pharmaceuticals, Inc. (b)	226,000	8,267,080
		157,067,941
Consumer Staples Distribution & Retail - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (b)	66	147
Health Care Equipment & Supplies - 2.3%
Health Care Equipment - 1.3%
Inspire Medical Systems, Inc. (b)	21,800	3,167,758
Ion Beam Applications SA (d)	350,600	4,167,379
Pulmonx Corp. (b)	288,700	3,146,830
		10,481,967
Health Care Supplies - 1.0%
Lantheus Holdings, Inc. (b)	119,700	8,572,914
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		19,054,881
Health Care Providers & Services - 0.6%
Health Care Services - 0.6%
agilon health, Inc. (b)	457,229	4,855,772
Life Sciences Tools & Services - 1.9%
Life Sciences Tools & Services - 1.9%
Gerresheimer AG	169,400	16,014,437
Pharmaceuticals - 74.8%
Pharmaceuticals - 74.8%
Agomab Therapeutics SA warrants 10/10/33 (b)(c)	10	0
Arvinas Holding Co. LLC (b)(d)	26,300	577,811
AstraZeneca PLC sponsored ADR	1,186,400	76,629,576
Axsome Therapeutics, Inc. (b)(d)	43,400	2,927,330
Bristol-Myers Squibb Co.	143,980	7,109,732
Catalent, Inc. (b)	60,100	2,334,885
Edgewise Therapeutics, Inc. (b)(d)	436,300	2,652,704
Eli Lilly & Co.	333,661	197,206,996
Fulcrum Therapeutics, Inc. (b)(d)	762,000	3,657,600
GSK PLC sponsored ADR	1,116,760	40,192,192
Harmony Biosciences Holdings, Inc. (b)	130,677	3,797,474
Indivior PLC (b)	268,200	4,361,027
Merck & Co., Inc.	396,336	40,616,513
Merck KGaA	128,900	22,578,606
Novartis AG sponsored ADR	24,896	2,437,318
Novo Nordisk A/S Series B sponsored ADR	1,187,900	120,975,736
Roche Holding AG (participation certificate)	69,166	18,607,117
Royalty Pharma PLC	897,100	24,284,497
Sandoz Group AG ADR (d)	4,979	142,126
Sanofi SA sponsored ADR	315,822	14,764,679
Structure Therapeutics, Inc. ADR	35,400	1,971,426
UCB SA	341,700	25,232,440
		613,057,785
TOTAL COMMON STOCKS (Cost $604,798,274)		810,050,963

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
Biotechnology - 0.1%
Biotechnology - 0.1%
Castle Creek Biosciences, Inc.:
Series D1 (b)(c)(e)	6,308	1,176,316
Series D2 (b)(c)(e)	85	13,917
		1,190,233
Financial Services - 0.3%
Diversified Financial Services - 0.3%
Paragon Biosciences Emalex Capital, Inc.:
Series C (b)(c)(e)	158,879	1,714,304
Series D1 (b)(c)(e)	14,400	155,952
Series D2 (b)(c)(e)	22,477	230,164
		2,100,420
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Agomab Therapeutics SA Series C (c)(e)	7,729	1,755,881
Castle Creek Pharmaceutical Holdings, Inc. Series C (b)(c)(e)	200	40,020
		1,795,901
Software - 0.1%
Systems Software - 0.1%
Evozyne, Inc.:
Series A (b)(c)(e)	5,900	86,435
Series B (c)(e)	56,643	875,701
		962,136
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,200,752)		6,048,690

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
Software - 0.1%
Systems Software - 0.1%
Evozyne, Inc. 6% 9/13/28 (c)(e) (Cost $877,400)	877,400	885,297

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g)	422,532	422,617
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	9,729,233	9,730,206
TOTAL MONEY MARKET FUNDS (Cost $10,152,823)		10,152,823

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $622,029,249)	827,137,773
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(7,430,439)
NET ASSETS - 100.0%	819,707,334

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,080,778 or 0.1% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,160,893 or 0.9% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Agomab Therapeutics SA Series C	10/03/23	1,687,596

Castle Creek Biosciences, Inc. Series D1	4/19/22	1,356,409

Castle Creek Biosciences, Inc. Series D2	6/28/21	14,700

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	82,370

Evozyne, Inc. Series A	4/09/21	132,573

Evozyne, Inc. Series B	9/14/23	877,400

Evozyne, Inc. 6% 9/13/28	9/14/23	877,400

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,700,005

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	155,952

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	193,747

Spyre Therapeutics, Inc.	6/22/23	88,488

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	16,717,912	127,514,875	143,810,170	229,373	-	-	422,617	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,206,158	131,376,027	128,851,979	34,871	-	-	9,730,206	0.0%
Total	23,924,070	258,890,902	272,662,149	264,244	-	-	10,152,823

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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